Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Available for Sale Securities, Cost
Due in one year or less	¥ 207,511
Due after one year through five years	428,698
Due after five years through ten years	255,872
Due after ten years	931,418
Total	1,823,499
Available-for-sale securities, Fair Value
Due in one year or less	217,917
Due after one year through five years	434,953
Due after five years through ten years	271,122
Due after ten years	1,034,632
Total	1,958,624
Held-to-maturity securities, Cost
Due in one year or less	9,290
Due after one year through five years	14,117
Due after five years through ten years	43,590
Due after ten years	4,437,916
Total	4,504,913	3,965,451
Held-to-maturity securities, Fair Value
Due in one year or less	9,314
Due after one year through five years	14,696
Due after five years through ten years	47,734
Due after ten years	4,855,954
Held-to-maturity securities, Fair value	¥ 4,927,698	¥ 4,514,662